Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense
The lease expense was $0.2 million and $0.1 million for the three months ended March 31, 2023 and
2022
, respectively, and included variable lease costs, sublease income and impairment, which were immaterial for the periods presented.

The components of lease expense were as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Operating lease cost*	$469	$623	$904

*	Inclusive of variable lease costs, sublease income, and impairment, which were immaterial for the periods presented.

Schedule of Leases Supplemental Quantitative Information
Supplemental quantitative information related to leases includes the following:

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases (in thousands)	$(216)	$(167)
Weighted average remaining lease term in years—operating leases	1.4	2.6
Weighted average discount rate—operating leases	11.8%	12.2%

Supplemental quantitative information related to leases includes the following:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(746)	$(654)
ROU assets obtained in exchange for new operating lease liabilities	$320	$—
Weighted average remaining lease term in years—operating leases	1.8	2.8
Weighted average discount rate—operating leases	11.8%	12.2%

Schedule of Lease Maturities of Lease Liabilities
Approximate future minimum lease payments under operating leases were as follows (in thousands):

Amount
2023 (Remainder of 2023)	$656
2024	703
2025	—
2026	—
2027	—

Total lease payments	1,359
Less imputed interest	(125)

Total lease liabilities	1,234
Less current portion of lease liability	773

Lease liability, net of current portion	$461

Approximate future minimum lease payments under operating leases were as follows (in thousands):

Year Ended December 31,	Amount
2023	$872
2024	703
2025	—
2026	—
2027	—

Total lease payments	1,575
Less imputed interest	(165)

Total lease liabilities	1,410
Less current portion of lease liability	745

Lease liability, net of current portion	$665